Share-based Payment Expense - Summary of Movement and Options Outstanding Under Share Option Schemes (Detail)		12 Months Ended
		Dec. 31, 2020 shares Options € / shares		Dec. 31, 2019 shares Options € / shares		Dec. 31, 2018 shares Options € / shares
Disclosure Of Share Based Compensation Expense [line items]
Number of options, Exercised | Options		(256,521)		(1,147,149)		(796,944)
Share Option Schemes Excluding Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [line items]
Number of options, Outstanding at beginning of year | shares		278,349	[1]	800,770	[1]	1,441,779
Number of options, Exercised | shares	[2]	(77,748)		(520,115)		(634,994)
Number of options, Lapsed | shares		(3,348)		(2,306)		(6,015)
Number of options, Outstanding at end of year | shares	[1]	197,253		278,349		800,770
Number of options, Exercisable at end of year | shares		197,253		278,349		800,770
Weighted average exercise price, Outstanding at beginning of year | € / shares		€ 16.19	[1]	€ 16.48	[1]	€ 17.96
Weighted average exercise price, Exercised | € / shares	[2]	16.19		16.65		19.82
Weighted average exercise price, Lapsed | € / shares		16.19		16.19		17.36
Weighted average exercise price, Outstanding at end of year | € / shares	[1]	16.19		16.19		16.48
Weighted average exercise price, Exercisable at end of year | € / shares		€ 16.19		€ 16.19		€ 16.48

[1]	All options granted have a life of ten years.
[2]	The weighted average share price at the date of exercise of these options was €31.70 (2019: €29.10; 2018: €27.90).